Capital Stock (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Capital Stock [Abstract]
Balance	$ 10,988	$ 10,858
Balance, Shares	117,817,000	116,237,000
Shares issued in a private placement, net of issue costs	$ 698
Shares issued in a private placement, net of issue costs, shares	6,732,000
Exchange of SalvaRx warrants for PBI warrants
Exchange of SalvaRx warrants for PBI warrants, shares	2,640,000
Settlement of non-controlling interest in SalvaRx
Settlement of non-controlling interest in SalvaRx, shares	2,451,000
To reflect warrants issued and outstanding (d)
To reflect warrants issued and outstanding (d), shares	(330,000)
Fair value adjustment for shares issued at a discount in SalvaRx	$ 397
Fair value adjustment for shares issued at a discount in SalvaRx, shares	1,256,000
Expiration of unexercised stock options
Expiration of unexercised stock options, shares	58,000	282,000
Shares issued in connection with the acquisition of interest in Intensity Holdings Limited		$ 130
Shares issued in connection with the acquisition of interest in Intensity Holdings Limited, shares		1,298,000
Shares issued for services	$ 1
Shares issued for services, shares	25,000
Balance	$ 12,084	$ 10,988
Balance, Shares	130,649,000	117,817,000